068 P1 12/22

SUPPLEMENT DATED DECEMBER 29, 2022

TO THE PROSPECTUS DATED OCTOBER 1, 2022

OF

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

(a series of Franklin Alternative Strategies Funds)

The Prospectus is amended as follows:

For the “Fund Details—Management” section, the following information is inserted into the table on page 42:

Name of Sub-Advisor	Strategy	Address of Sub-Advisor
DLD Asset Management, LP	Event Driven	150 East 52nd Street, Suite 27001 New York, NY 10022

Please keep this supplement with your prospectus for future reference.

068 SA1 12/22

SUPPLEMENT DATED DECEMBER 29, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2022

OF

FRANKLIN K2 ALTERNATIVE STRATEGIES FUND

(a series of Franklin Alternative Strategies Funds)

The Statement of Additional Information (SAI) is amended as follows:

I. For the “Management and Other Services—Sub-Advisors” section, the following paragraph is inserted in the section beginning on page 71:

DLD Asset Management, LP (DLD), 150 East 52nd Street, Suite 27001, New York, NY 10022, serves as a sub-adviser to a portion of the Fund’s portfolio. DLD is a limited partnership organized under the laws of Delaware. DLD Asset GP, LLC, a Delaware limited liability company, is the general partner of DLD. Mark Friedman is the principal owner of DLD and the managing member of DLD Asset GP, LLC. TriGran Ventures, LLC is a limited partner of and owns a minority interest in DLD.

II. The following proxy voting policy for DLD Asset Management, LP is inserted to “Appendix A – Proxy Voting Policies and Procedures”:

Appendix III August 2020

PROXY VOTING POLICIES AND PROCEDURES

FOR THE PACE ALTERNATIVE STRATEGIES INVESTMENTS

Proxy Policy

DLD Asset Management, LP (the “Firm”)’s Proxy Policies and Procedures for the PACE Alternative Strategies Investments Fund (the “Fund”), in general votes will be cast under the following guidelines:

1) The Firm will vote for the Fund securities with management on routine matters (e.g., election of Directors, ratification or selection of Accountants).

2) The Fund will rely upon DLD’s analysis of other management proposals, which it will make on a case by case basis (e.g., executive compensation, stock option plans, indemnification of Directors).

3) The Fund will oppose anti-takeover proposals (e.g., supermajority amendments, unequal voting rights plans), except where special circumstances dictate otherwise.

4) On matters relating to social and political responsibility, unless in the Firm’s judgment a vote in one direction or the other is likely to have a material effect on the market value of the Fund’s securities, the Fund will abstain.

All other issues brought forth will be reviewed by the Firm on a case by case basis with the sole aim of enhancing the value of Fund assets.

Procedures

The Firm votes proxies electronically through the software system provided by Custodian.

A. Determination of Vote. The Firm will designate one individual, or a group, to determine how to vote proxies and to vote them on a timely basis.

B. Record-keeping. The Firm will be responsible for all record keeping to permit the Fund to comply with Rule 30b1-4 and to file Form N-PX as and when required. Without limitation of the foregoing, the records maintained will include the following:

• The name of the issuer;

• The exchange ticker symbol of the portfolio security

• The CUSIP number for the portfolio security

• The shareholder meeting date;

• A brief description of the matter voted on;

• Whether the matter was proposed by the issuer or a security holder;

• Whether the Fund cast its vote on the matter;

• How the Fund cast its vote; and

• Whether the Fund cast its vote for or against management.

The Fund will compile these records beginning August 1, 2020.

Please keep this supplement with your SAI for future reference.